Short-Term Investments	12 Months Ended
Dec. 31, 2022
Short-Term Investments [Abstract]
Short-Term Investments
3. Short-Term Investments
The table below provides a summary of short-term investments (in thousands) as of December 31, 2022. There were no short-term investments as of December 31, 2021.

	December 31, 2022
	Amortized Cost	Gross Unrealized Gain	Gross Unrealized Loss	Fair Value
Available-for-sale, short-term investments:
U.S. treasury securities	$47,630	$3	$(122)	$47,511
U.S. government agency securities	12,656	—	(42)	12,614

Total available-for-sale, short-term investments	$60,286	$3	$(164)	$60,125

As of December 31, 2022, the
available-for-sale
securities classified as short-term investments mature in one year or less. Unrealized gains and losses on available-for-sale
securities as of December 31, 2022 were not significant and were primarily due to changes in interest rates. There were no significant realized gains or losses recognized on the sale or maturity of available-for-sale
investments for the years ended December 31, 2022 and 2021.